Note 22 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loss carryforwards and other credits	$ 29,876	$ 21,960
Expenses not currently deductible	67,950	56,385
Revenue not currently taxable	(1,108)	(3,079)
Stock-based compensation	9,490	3,573
Investments	(7,818)
Investments		16,269
Provision for doubtful accounts	11,375	9,752
Financing fees	(71)	(227)
Net unrealized foreign exchange losses	443	764
Depreciation and amortization	(88,012)	(96,044)
Operating leases	14,698	13,496
Less: valuation allowance	(20,546)	(17,145)
Net deferred tax (liabilities) assets	$ 16,277	$ 5,704